FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 28.8
Accounts payable and accrued charges	789.1
Long-term debt	5,927.9
Interest payments on long-term debt	1,477.5
Lease liabilities	170.5	$ 179.5	$ 205.2
Interest payments on lease liabilities	55.0
Derivative financial instruments	(607.8)
Total	$ 7,841.0
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	5 years 3 months 18 days	5 years 1 month 6 days
2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 28.8
Accounts payable and accrued charges	789.1
Long-term debt	44.9
Interest payments on long-term debt	244.8
Lease liabilities	34.0
Interest payments on lease liabilities	8.7
Derivative financial instruments	1.6
Total	1,151.9
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,048.2
Interest payments on long-term debt	599.5
Lease liabilities	46.6
Interest payments on lease liabilities	13.0
Derivative financial instruments	(236.6)
Total	1,470.7
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,480.4
Interest payments on long-term debt	303.3
Lease liabilities	30.6
Interest payments on lease liabilities	9.0
Derivative financial instruments	(397.8)
Total	2,425.5
2025 and thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,354.4
Interest payments on long-term debt	329.9
Lease liabilities	59.3
Interest payments on lease liabilities	24.3
Derivative financial instruments	25.0
Total	$ 2,792.9